Note 5 Stockholders' Equity (deficit)	12 Months Ended
Jun. 30, 2015
Notes
Note 5 Stockholders' Equity (deficit)

Note 5  Stockholders’ Equity (Deficit)

Authorized Shares

The Company’s Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.001 par value preferred stock.  As of June 30, 2015 and June 30, 2014, there was no preferred stock outstanding.

The Company’s Articles of Incorporation authorize the issuance of up to 65,000,000 shares of $0.001 par value common stock.   As of June 30, 2015 and June 30, 2014, there were 3,305,000, shares of $0.001 par value common stock issued and outstanding.